UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.

(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Capital Fund, Inc.

Schedule of Investments (unaudited)

March 31, 2009

	Shares	Value
Common Stocks 96.0%
Aerospace and Defense 1.4%
Precision Castparts	41,200	$2,467,880

Airlines 1.2%
Delta Air Lines*	378,000	2,128,140

Biotechnology 2.0%
Alexion Pharmaceuticals*	24,100	907,606
Biogen Idec*	14,600	765,332
Vertex Pharmaceuticals*	66,000	1,896,180
		3,569,118
Capital Markets 1.1%
BlackRock (Class A)	15,800	2,054,632

Chemicals 2.2%
Celanese (Series A)	43,200	577,584
Ecolab	29,500	1,024,535
Potash Corp. of Saskatchewan	30,100	2,432,381
		4,034,500
Communications Equipment 3.3%
F5 Networks*	180,000	3,771,000
InterDigital*	85,100	2,197,282
		5,968,282
Construction and Engineering 2.4%
Fluor	27,900	963,945
Foster Wheeler*	121,400	2,120,858
Quanta Services*	59,700	1,280,565
		4,365,368
Diversified Consumer Services 5.9%
Apollo Group (Class A)*	52,100	4,080,993
Corinthian Colleges*	154,200	2,999,190
DeVry	57,200	2,755,896
H&R Block	54,200	985,898
		10,821,977
Diversified Financial Services 1.0%
Interactive Brokers Group*	110,600	1,783,978

Diversified Telecommunication Services 1.5%
Qwest Communications International	809,100	2,767,122

Electric Utilities 1.9%
ITC Holdings	80,100	3,493,962

Electrical Equipment 1.2%
General Cable*	106,600	2,112,812

Electronic Equipment, Instruments and Components 2.4%
FLIR Systems*	213,700	4,376,576

Energy Equipment and Services 4.3%
Cameron International*	88,200	1,934,226
Diamond Offshore Drilling	20,700	1,301,202
Noble	192,900	4,646,961
		7,882,389
Food Products 0.5%
Archer Daniels Midland	35,900	997,302

Health Care Equipment and Supplies 4.0%
Alcon	21,100	1,918,201
Hologic*	89,400	1,170,246
Intuitive Surgical*	9,100	867,776
Nuvasive*	27,900	875,502
St. Jude Medical*	34,700	1,260,651
Varian Medical Systems*	42,100	1,281,524
		7,373,900
Health Care Providers and Services 1.6%
Express Scripts*	51,000	2,354,670
WellPoint*	16,600	630,302
		2,984,972
Hotels, Restaurants and Leisure 3.4%
Bally Technologies*	217,600	4,008,192
Royal Caribbean Cruises	284,700	2,280,447
		6,288,639
Household Durables 1.6%
Lennar (Class A)	127,200	955,272
NVR*	4,500	1,924,875
		2,880,147
Insurance 3.8%
ACE	28,400	1,147,360
AFLAC	172,600	3,341,536
Axis Capital Holdings	83,600	1,884,344
Prudential Financial	35,600	677,112
		7,050,352
Internet Software and Services 6.5%
Equinix*	42,400	2,380,760
McAfee*	124,600	4,174,100
SAVVIS	871,168	5,392,530
		11,947,390
IT Services 2.3%
Cognizant Technology Solutions (Class A)*	106,600	2,216,214
Mastercard (Class A)	12,400	2,076,752
		4,292,966
Life Sciences Tools and Services 1.3%
Illumina*	14,900	554,876
Life Technologies*	56,300	1,828,624
		2,383,500
Machinery 2.1%
ITT	64,500	2,481,315
Joy Global	64,600	1,375,980
		3,857,295
Metals and Mining 2.8%
Agnico-Eagle Mines	68,900	3,921,788
United States Steel	61,500	1,299,495
		5,221,283
Multi-Utilities 0.5%
Public Service Enterprise Group	30,600	901,782

Multiline Retail 2.0%
Dollar Tree*	84,200	3,751,110

Oil, Gas and Consumable Fuels 2.4%
Noble Energy	59,200	3,189,696
Southwestern Energy*	43,500	1,291,515
		4,481,211
Personal Products 1.9%
Mead Johnson Nutrition (Class A)	120,500	3,478,835

Pharmaceuticals 4.0%
Allergan	49,400	2,359,344
Mylan*	297,700	3,992,157
Sepracor*	67,300	986,618
		7,338,119
Professional Services 1.9%
FTI Consulting*	70,500	3,488,340

Road and Rail 1.5%
CSX	74,400	1,923,240
J.B. Hunt Transport Services	37,500	904,125
		2,827,365
Semiconductors and Semiconductor Equipment 8.3%
Intersil (Class A)	255,100	2,933,650
Marvell Technology Group*	746,900	6,841,604
Microsemi*	479,700	5,564,520
		15,339,774
Software 6.3%
BMC Software*	84,100	2,775,300
Macrovision Solutions*	499,411	8,884,521
		11,659,821
Specialty Retail 3.8%
Sherwin-Williams	58,500	3,040,245
Urban Outfitters*	238,400	3,902,608
		6,942,853
Transportation Infrastructure 0.7%
Aegean Marine Petroleum Network	71,000	1,189,250

Wireless Telecommunication Services 1.0%
NII Holdings*	70,300	1,054,500
SBA Communications (Class A)*	36,600	852,780
		1,907,280

Total Common Stocks		176,410,222

Preferred Stocks 0.1%
Consumer Finance 0.1%
Capital One Capital II 7.5%	7,700	113,960

Money Market Fund 3.7%
SSgA U.S. Treasury Money Market Fund	6,868,804	6,868,804

Total Investments 99.8%		183,392,986

Other Assets Less Liabilities 0.2%		455,176

Net Assets 100.0%		$183,848,162

______________

* Non-income producing security.

ADR – American Depositary Receipts.

Notes to Schedule of Investments (unaudited)

March 31, 2009

1.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

2.

Fair Value Measurements –  Statement of Financial Accounting Standards No. 157 “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices in Active Markets for Identical Investments	$183,392,986
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$183,392,986

3.

Risk — To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

4.

Federal Tax Information — The cost of investments for federal income tax purposes was $239,035,079. The tax basis gross appreciation and depreciation of portfolio securities were $6,903,245 and $62,545,338, respectively. Net unrealized depreciation was $55,642,093.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

May 26, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.